Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Stock Option and Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	2,895,320
Proposed Maximum Offering Price per Unit	47.79
Maximum Aggregate Offering Price	$ 138,367,342.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,184.05
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”) which become issuable under the Registrant’s 2019 Stock Option and Incentive Plan, as amended (the “2019 Plan”) and the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended. The price per share and aggregate offering price are calculated on the basis of $47.79, the average of the high and low price of the registrant’s Common Stock as reported on the Nasdaq Global Select Market on February 26, 2025.

(4)
Consists of 2,895,320 additional shares issuable under the 2019 Plan, which represents the automatic annual increase to the number of shares available for issuance under the 2019 Stock Option and Incentive Plan effective as of January 1, 2025. Shares available for issuance under the 2019 Plan were previously registered on the registration statement on Form
S-8
filed with the Securities and Exchange Commission on June 20, 2019 (File
No. 333-232234),
March 16, 2020 (File
No. 333-237220),
March 18, 2021 (File
No. 333-254454),
March 2, 2022 (File
No. 333-263194),
March 17, 2023 (File
No. 333-270662)
and February 28, 2024 (File
No. 333-277531).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2019 Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	410,803
Proposed Maximum Offering Price per Unit	40.62
Maximum Aggregate Offering Price	$ 16,686,817.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,554.76
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”) which become issuable under the Registrant’s 2019 Stock Option and Incentive Plan, as amended (the “2019 Plan”) and the Registrant’s 2019 Employee Stock Purchase Plan (the “2019 ESPP”), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(3)
The price of $40.62 per share, which is 85% of the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Select Market on February 26, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended, and has been used as these shares are without a fixed price. Pursuant to the 2019 ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.

(5)
Consists of 410,803 additional shares issuable under the 2019 ESPP, which represents the automatic annual increase to the number of shares available for issuance under the 2019 ESPP effective as of January 1, 2025. Shares available for issuance under the 2019 ESPP were previously registered on the registration statement on Form
S-8
filed with the Securities and Exchange Commission on June 20, 2019 (File
No. 333-232234),
March 16, 2020 (File
No. 333-237220),
March 18, 2021 (File
No. 333-254454),
March 2, 2022 (File
No. 333-263194),
March 17, 2023 (File
No. 333-270662)
and February 28, 2024 (File
No. 333-277531).